Putnam Investments
100 Federal Street
Boston, MA 02110
January 4, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237) (the “Trust”), on behalf of its’ Putnam
International Capital Opportunities Fund, Putnam PanAgora Risk Parity Fund, Putnam PanAgora Market
Neutral Fund and Putnam PanAgora Managed Futures Strategy series (the “Funds”)

Post-Effective Amendment No. 225 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

                         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 225 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2020.

                         Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James Thomas, Esq.